Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net, consisted of the following:

	As of December 31
	2023	2024
	RMB	RMB
Accounts receivable	192,036	225,353
Less: Allowance for credit losses	(931)	(1,996)
Total accounts receivable, net	191,105	223,357

Schedule of Movements in the Allowance for Credit Losses

The movements in the allowance for credit losses were as follows:

For the Years Ended December 31,	2023 (RMB)	2024 (RMB)
Beginning balance	(268)	(931)
Addition in allowance for credit losses	(946)	(1,065)
Reversal in allowance for credit losses	268	–
Written off	15	–
Balance at end of the year	(931)	(1,996)